Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 89.3%
Aerospace & Defense — 1.0%
BAE Systems PLC	50,238	$471,808
General Dynamics Corp.	1,801	434,365
		906,173
Airlines — 2.1%
Southwest Airlines Co.*	42,776	1,959,141
Auto Manufacturers — 1.2%
Cummins, Inc.	2,149	440,781
PACCAR, Inc.	7,658	674,440
		1,115,221
Auto Parts & Equipment — 2.0%
Aptiv PLC*	761	91,099
BorgWarner, Inc.	34,119	1,327,229
Bridgestone Corp.	10,700	415,329
		1,833,657
Banks — 10.1%
Commerce Bancshares, Inc.	2,133	152,701
First Hawaiian, Inc.	40,786	1,137,522
M&T Bank Corp.	1,906	323,067
Northern Trust Corp.	19,314	2,249,115
Prosperity Bancshares, Inc.	17,896	1,241,624
State Street Corp.	5,054	440,304
The Bank of New York Mellon Corp.	38,174	1,894,576
Truist Financial Corp.	23,683	1,342,826
Westamerica BanCorp	9,877	597,559
		9,379,294
Building Materials — 0.7%
Cie de Saint-Gobain	11,554	687,468
Chemicals — 0.8%
Axalta Coating Systems Ltd.*	32,081	788,551
Commercial Services — 0.3%
Euronet Worldwide, Inc.*	2,249	292,707
Computers — 2.3%
Amdocs Ltd.	10,041	825,470
HP, Inc.	36,786	1,335,332
		2,160,802
Diversified Financial Services — 2.1%
Ameriprise Financial, Inc.	1,860	558,670
T. Rowe Price Group, Inc.	9,410	1,422,698
		1,981,368
Electric — 5.6%
Edison International	24,951	1,749,065
Evergy, Inc.	6,486	443,253
Eversource Energy	5,741	506,299
NorthWestern Corp.	19,778	1,196,371
Pinnacle West Capital Corp.	12,936	1,010,302
Xcel Energy, Inc.	4,517	325,992
		5,231,282
	Number of Shares	Value†

Electrical Components & Equipment — 2.0%
Emerson Electric Co.	19,403	$1,902,464
Electronics — 2.4%
Hubbell, Inc.	2,161	397,127
nVent Electric PLC	41,396	1,439,753
TE Connectivity Ltd.	3,167	414,814
		2,251,694
Environmental Control — 0.5%
Republic Services, Inc.	3,401	450,633
Food — 6.9%
Conagra Brands, Inc.	54,388	1,825,805
General Mills, Inc.	9,673	655,056
Kellogg Co.	9,364	603,884
Koninklijke Ahold Delhaize N.V.	48,233	1,551,439
Orkla ASA	67,312	598,033
Sysco Corp.	6,356	518,968
The J.M. Smucker Co.	4,854	657,280
		6,410,465
Food Service — 1.0%
Sodexo S.A.	11,254	915,805
Forest Products & Paper — 1.1%
Mondi PLC	54,368	1,056,797
Gas — 1.5%
Atmos Energy Corp.	5,051	603,544
Spire, Inc.	10,438	749,031
		1,352,575
Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	2,138	298,871
Healthcare Products — 6.3%
DENTSPLY SIRONA, Inc.	8,704	428,411
Envista Holdings Corp.*	6,186	301,320
Henry Schein, Inc.*	15,953	1,390,942
Koninklijke Philips N.V.	16,284	497,151
Zimmer Biomet Holdings, Inc.	24,546	3,139,433
Zimvie, Inc.*	2,419	55,250
		5,812,507
Healthcare Services — 4.0%
Humana, Inc.	652	283,731
Quest Diagnostics, Inc.	12,211	1,671,198
Universal Health Services, Inc., Class B	11,855	1,718,382
		3,673,311
Household Products & Wares — 1.4%
Kimberly-Clark Corp.	10,791	1,329,020
Insurance — 6.0%
Aflac, Inc.	18,486	1,190,313
Chubb Ltd.	4,351	930,679
Reinsurance Group of America, Inc.	14,638	1,602,275
The Allstate Corp.	13,356	1,849,940
		5,573,207

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — 1.1%
F5, Inc.*	4,857	$1,014,870
Leisure Time — 0.8%
Polaris, Inc.	6,785	714,596
Machinery — Construction & Mining — 1.2%
Oshkosh Corp.	10,791	1,086,114
Machinery — Diversified — 0.2%
IMI PLC	12,586	224,082
Media — 1.5%
Fox Corp., Class B	38,294	1,389,306
Oil & Gas — 3.4%
Devon Energy Corp.	27,432	1,622,054
Pioneer Natural Resources Co.	6,034	1,508,681
		3,130,735
Oil & Gas Services — 1.4%
Baker Hughes Co.	36,459	1,327,472
Packaging and Containers — 3.4%
Amcor PLC	53,149	602,178
Packaging Corp. of America	6,886	1,074,974
Sonoco Products Co.	23,199	1,451,329
		3,128,481
Pharmaceuticals — 3.8%
AmerisourceBergen Corp.	4,639	717,700
Becton Dickinson and Co.	3,479	925,414
Cardinal Health, Inc.	19,336	1,096,351
McKesson Corp.	2,501	765,631
		3,505,096
Retail — 7.0%
Advance Auto Parts, Inc.	8,994	1,861,398
Beacon Roofing Supply, Inc.*	11,566	685,633
Cracker Barrel Old Country Store, Inc.	4,365	518,256
Dollar Tree, Inc.*	11,714	1,875,997
MSC Industrial Direct Co., Inc., Class A	18,753	1,597,943
		6,539,227
Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	34,434	374,642
Software — 2.6%
CDK Global, Inc.	16,969	826,051
Cerner Corp.	6,149	575,300
Open Text Corp.	23,204	983,850
		2,385,201
Telecommunications — 0.3%
Juniper Networks, Inc.	7,016	260,715
Transportation — 0.6%
Heartland Express, Inc.	38,159	536,897
TOTAL COMMON STOCKS (Cost $73,425,226)		82,980,447
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 6.8%
Apartments — 0.7%
Essex Property Trust, Inc.	1,949	$673,341
Diversified — 1.6%
Equinix, Inc.	1,468	1,088,698
Weyerhaeuser Co.	9,948	377,029
		1,465,727
Healthcare — 2.2%
Healthcare Trust of America, Inc., Class A	15,777	494,451
Healthpeak Properties, Inc.	46,108	1,582,888
		2,077,339
Hotels & Resorts — 1.0%
MGM Growth Properties LLC, Class A	24,687	955,387
Strip Centers — 1.3%
Regency Centers Corp.	16,445	1,173,186
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,545,129)		6,344,980

EXCHANGE TRADED FUNDS — 2.0%
Investment Companies — 2.0%
iShares Russell Mid-Cap Value ETF (Cost $1,839,677)	15,801	1,890,432

MASTER LIMITED PARTNERSHIP — 1.1%
Pipelines — 1.1%
Enterprise Products Partners LP (Cost $939,203)	38,402	991,155

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,909,502)	1,909,502	1,909,502
TOTAL INVESTMENTS — 101.3% (Cost $83,658,737)		$94,116,516
Other Assets & Liabilities — (1.3)%		(1,174,802)
TOTAL NET ASSETS — 100.0%		$92,941,714

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ASA— Allmennaksjeselskap.
ETF— Exchange-Traded Fund.
LLC— Limited Liability Company.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Mid Core Value Fund
Country Weightings as of 3/31/2022††
United States	89%
United Kingdom	4
Netherlands	2
France	2
Canada	1
Switzerland	1
Norway	1
Total	100%
††	% of total investments as of March 31, 2022.
Open forward foreign currency contracts held at March 31, 2022 were as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Japanese Yen	Bank of America	06/30/22	(42,118,945)	121.41910	$(349,900)	$(346,889)	$3,011	$—
Buy	Pound Sterling	Bank of America	06/30/22	125,387	0.76145	165,043	164,670	—	(373)
Sell	Pound Sterling	Bank of America	06/30/22	(1,292,591)	0.76145	(1,711,713)	(1,697,546)	14,167	—
Sell	Euro	JPMorgan	06/30/22	(2,833,468)	0.90061	(3,132,385)	(3,146,150)	—	(13,765)
Sell	Norwegian Krone	UBS Securities	06/30/22	(4,492,537)	8.80798	(511,092)	(510,053)	1,039	—
	Total							$18,217	$(14,138)
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